FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2019
FAIR VALUE MEASUREMENTS
FAIR VALUE MEASUREMENTS

3. FAIR VALUE MEASUREMENTS

The following table summarizes, as of December 31, 2019, the Company's financial assets and liabilities that are measured at fair value on a recurring basis, according to the fair value hierarchy described in the significant accounting policies section. As of December 31, 2018, the Company did not have financial assets or liabilities that are measured at fair value on a recurring basis, aside from cash which was level 1 (in thousands).

	As of December 31, 2019
	Level 1	Level 2	Level 3	Total
Cash	$18,783	$—	$—	$18,783
Money market funds	67	—	—	67
Total cash and cash equivalents	$18,850	$—	$—	$18,850
Commercial paper and corporate bonds	—	7,520	—	7,520
U.S. government agency debt securities	—	12,484	—	12,484
Total marketable securities	$—	$20,004	$—	$20,004
Total financial assets measured at fair value on a recurring basis	$18,850	$20,004	$—	$38,854

 Investments in commercial paper, corporate bonds, and U.S. government agency debt securities have been classified as Level 2 as they are valued using quoted prices in less active markets or other directly or indirectly observable inputs. Fair values of corporate bonds and U.S. government agency debt securities were derived from a consensus or weighted average price based on input of market prices from multiple sources at each reporting period. With regard to commercial paper, all of the securities had high credit ratings and one year or less to maturity; therefore, fair value was derived from accretion of purchase price to face value over the term of maturity or quoted market prices for similar instruments if available. During the period ended December 31, 2019, there were no transfers of financial assets between Level 1 and Level 2.

Derivative Liability

The Company’s convertible promissory notes issued on February 5, 2018 (the “2018 Notes”) (see Note 4), contained certain features which met the criteria to be bifurcated and accounted for separately from the 2018 Notes (the “Derivative Liability”). The Derivative Liability was recorded at fair value of $1.9 million upon the issuance of the 2018 Notes and was subsequently remeasured at fair value at each reporting period and immediately before extinguishment. Changes in the fair value of the Derivative Liability were recognized as a component of other income (expense), net in the statement of operations.

The Derivative Liability was initially valued and remeasured using a “with‑and‑without” method. The “with‑and‑without” methodology involves valuing the whole instrument on an as‑is basis and then valuing the instrument without the individual embedded derivative. The difference between the entire instrument with the embedded derivative compared to the instrument without the embedded derivative is the fair value of the derivative, recorded as the Derivative Liability. The Derivative Liability is settled when the underlying debt instrument is settled either through conversion or extinguishment into equity at a variable price, which is a redemption feature, or held to maturity. In November 2018, the Derivative Liability was settled in connection with the extinguishment of the 2018 Notes.

Warrant Liability

In connection with the issuance of the 2018 Notes, the Company had a contingent obligation to issue common stock warrants (“2018 Notes Warrants”) upon the conversion of the 2018 Notes into Series B convertible preferred stock (“Series B Preferred Stock”) (see Note 6 and Note 7). As the obligation to issue the 2018 Notes Warrants was not initially for a fixed number of warrants, it was recorded as a liability (the “Warrant Liability”) at fair value of $0.1 million upon the issuance of the 2018 Notes and was subsequently remeasured at fair value each reporting period and immediately before the 2018 Notes were extinguished. Changes in the fair value of the Warrant Liability were recognized in other income (expense), net in the statement of operations. In November 2018, in connection with the conversion of the 2018 Notes into Series B Preferred Stock, the 2018 Notes Warrants were issued and reclassified to equity.

The 2018 Notes Warrants were initially valued and remeasured using a Black‑Scholes option pricing model with the range of assumptions as follows:

Contractual term (in years)	10.0
Volatility	74.48% - 76.56%
Risk‑free interest rate	2.85% - 3.20%
Dividend yield	0.00%

The following table provides a roll forward of the aggregate fair values of the Company’s Derivative Liability and Warrant Liability, for which fair value is determined using Level 3 inputs (in thousands):

	Derivative	Warrant
	Liability	Liability
Balance as of January 1, 2018	$—	$—
Initial fair value of Derivative Liability	1,896	—
Initial fair value of Warrant Liability	—	74
Change in fair value	972	168
Extinguishment of Derivative Liability in connection with extinguishment of 2018 Notes	(2,868)	—
Reclassification of Warrant Liability into 2018 Notes Warrants	—	(242)
Balance as of December 31, 2018	$—	$—

The inputs utilized by management to value the Derivative Liability and 2018 Notes Warrants are highly subjective. The assumptions used in calculating the fair value of the Derivative Liability and 2018 Notes Warrants represent the Company’s best estimates, but these estimates involve inherent uncertainties and the application of management judgment. As a result, if factors change and the Company uses different assumptions, the fair value of the Derivative Liability and 2018 Notes Warrants may be materially different in the future.